Income taxes - Reconciliation between the Effective Income Tax Rate and the Statutory Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
$
Income tax expense in international offices taxed at different rates	$ 4,349	$ 3,366	$ 2,695
Expenses not deductible for tax purposes	283	408	299
Prior year tax adjustments	83	(231)	41
Effect of change in tax rate	125	(1,217)	0
Change in valuation allowance	(1,364)	585	(582)
Other - net	206	212	(75)
Total tax (benefit) expense	$ 3,682	$ 3,123	$ 2,378
%
Income tax expense in international offices taxed at different rates	2.00%	2.00%	1.80%
Expenses not deductible for tax purposes	0.10%	0.20%	0.20%
Prior year tax adjustments	0.00%	(0.10%)	0.00%
Effect of change in tax rate	0.10%	(0.70%)	0.00%
Change in valuation allowance	(0.60%)	0.40%	(0.40%)
Other - net	0.10%	0.10%	(0.10%)
Income tax (benefit) expense at effective tax rate	1.70%	1.90%	1.60%